Operating Leases - Cash paid for Measurement of Lease Liabilities (Details)	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Weighted-average remaining lease term in years.	80 years 3 months 18 days	80 years 10 months 24 days
Weighted-average discount rate	4.98%	4.98%